Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 81	$ 346		$ (4,307,272)	$ (4,306,845)
Balance (in Shares) at Dec. 31, 2021	813,905	3,457,807
Accretion of Class A ordinary shares to redemption amount				(3,483,582)	(3,483,582)
Net (Income) loss				60,237	60,237
Balance at Dec. 31, 2022	$ 81	$ 346		(7,730,617)	(7,730,190)
Balance (in Shares) at Dec. 31, 2022	813,905	3,457,807
Conversion of Class B ordinary shares in Class A ordinary shares	$ 346	$ (346)
Conversion of Class B ordinary shares in Class A ordinary shares (in Shares)	3,457,806	(3,457,806)
Excise tax liability on share redemptions				(42,099)	(42,099)
Accretion of Class A ordinary shares to redemption amount				(756,785)	(756,785)
Net (Income) loss				(1,045,959)	(1,045,959)
Balance at Dec. 31, 2023	$ 427			$ (9,575,460)	$ (9,575,033)
Balance (in Shares) at Dec. 31, 2023	4,271,711	1